LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease liability [Table Text Block]
Lease liability	Warehouse	Vehicles	Total
Lease liability, December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,872	11,629
Lease liability, December 31, 2021	$153,288	$134,425	$287,713
Disposals	-	(40,686)	(40,686)
Lease payments	(77,835)	(32,668)	(110,503)
Lease interest	6,357	3,836	10,193
Lease liability, December 31, 2022	$81,810	$64,907	$146,717
Lease payments	(67,794)	(65,845)	(133,639)
Lease interest	2,620	938	3,558
Lease liability, December 31, 2023	$16,636	$-	$16,636
Current portion	$16,636	$-	$16,636
Long-term portion	-	-	-
	$16,636	$-	$16,636